Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity and Related Information
A summary of our stock option activity and related information is as follows:

		Weighted-Average
(Shares in thousands)	Stock Options	Exercise Price Per Share ($) (1)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2025	173	20.37
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2025	173	17.37	2.36
At December 31, 2025:
Vested and expected to vest	—	—	—	—
Exercisable	173	17.37	2.36	—
(1)In July 2025, the company paid a special cash dividend of $3.00 per share. The exercise price of all outstanding stock options was decreased by $3.00 per option to preserve the intrinsic value of the awards.

Schedule of Stock Award Activity and Related Information
A summary of our stock award activity and related information, which includes both continuing and discontinued operations unless otherwise noted, is as follows:

(Shares in thousands)	PSUs(1)	Weighted- Average Grant Date Fair Value ($)	RSUs(2)	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2025	5,126	24.55	88	20.60
Granted(3)	2,618	14.23	1,009	16.19
Vested	(1,838)	28.64	(88)	20.60
Forfeited	(1,172)	19.06	(15)	—
Nonvested at December 31, 2025	4,733	16.76	993	16.19

At December 31, 2025:
Unrecognized cost for nonvested awards ($ in millions)	40		—
Weighted-average future recognition period (in years)	2.50		0.36
(1) Unless otherwise noted, the number of PSUs granted are based on the target number of shares. Based on specified targets, actual performance may result in additional shares vesting, up to a maximum 145% payout achievement.
(2) In connection with the special dividend, RSUs were granted to eligible employees as required under the Plans. These awards did not impact the weighted average grant date fair value since there was no incremental fair value.
(3) Includes 106 thousand PSUs for vestings above the target thresholds. These PSUs were granted in prior years and either vested in 2025 or will vest in 2026 upon achievement of normal service requirements.

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value	Details of the grants, which includes both continuing and discontinued operations for 2024 and 2023, are as follows:

(Shares in thousands)	2025	2024	2023
PSUs granted during the year	2,511	1,842	1,408
Weighted-average grant date fair value ($)	13.55	18.36	28.39

RSUs granted during the year	112	89	68
Weighted-average grant date fair value ($)	16.19	20.62	26.96

Schedule of Stock-Based Compensation Expense
Total continuing operations compensation cost for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ in millions)	2025	2024	2023
Cost of services	1	3	2
General and administrative	11	27	27
Research and development	—	1	1
Sales and marketing	3	7	4
Share-based compensation expense before income taxes	15	38	34
Income tax benefit	4	10	9
Total share-based compensation, net of tax	11	29	25
(1) Amounts exclude stock-based compensation expense related to discontinued operations recognized during the period, which was included in Income from discontinued operations, net of tax in the Consolidated Statements of Operations.